Artisan International Explorer Fund Average Annual Total Returns		12 Months Ended	32 Months Ended	73 Months Ended	105 Months Ended	276 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				6.02%	6.12%	8.56%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		5.77%	8.56%
Performance Inception Date	May 16, 2022
Advisor | MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.36%	5.81%
Advisor | MSCI All Country World ex USA IMI (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.23%	7.35%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		5.76%	8.60%
Performance Inception Date	May 16, 2022
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.11%	8.01%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.78%	6.49%
Institutional | MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.36%	5.81%
Institutional | MSCI All Country World ex USA IMI (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.23%	7.35%